Nature of operations	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Nature of operations [Text Block]
1.	Nature of operations

Asanko Gold Inc. (“Asanko” or the “Company”) was incorporated on September 23, 1999 under the laws of British Columbia, Canada, with its head office, principal address and registered and records office located at 1066 West Hastings Street, Suite 680, Vancouver, British Columbia, V6E 3X2, Canada. The Company’s principal project, the Asanko Gold Mine (“AGM”), which consists of two neighboring gold projects, the Obotan Project and the Esaase Project, both located in the Amansie West District of the Republic of Ghana (“Ghana”), West Africa, is being developed in three distinct phases. January 2016 saw Phase 1 of the AGM produce and pour its first gold and on April 1, 2016, the Company declared that Phase 1 of the AGM was in commercial production. A definitive feasibility study was released on June 5, 2017 (amended and restated on December 20, 2017) in respect of the next phase of development of the AGM, Project 5M and Project 10M (formerly described as Phases 2A and 2B, respectively).

In addition to its principal project, the Company holds a portfolio of other Ghanaian gold concessions in various stages of exploration.